Other Comprehensive Earnings (Loss), Net of Tax	12 Months Ended
Apr. 30, 2011
Other Comprehensive Earnings (Loss), Net of Tax
Other Comprehensive Earnings (Loss), Net of Tax
10.	Other Comprehensive Earnings (Loss), Net of Tax

Comprehensive earnings (loss) are net earnings (loss), plus certain other items that are recorded directly to shareholders' equity, as follows:

	Fiscal 2011	Fiscal 2010	13 weeks ended May 2, 2009	Fiscal 2008
Net earnings (loss) attributable to Barnes & Noble, Inc.	$(73,920)	36,676	(2,693)	75,920
Other comprehensive earnings (loss), net of tax:
Foreign currency translation adjustments	—	—	—	(3,352)
(Increase)/decrease in minimum pension liability (net of deferred tax benefit (expense) of ($1,055), $798, $0 and $1,048, respectively)	1,582	(1,197)	—	(1,628)

Total comprehensive earnings (loss)	(72,338)	35,479	(2,693)	70,940
Comprehensive loss attributable to noncontrolling interests	37	32	30	30

Total comprehensive earnings (loss) attributable to Barnes & Noble, Inc.	$(72,375)	35,447	(2,723)	70,910

The components of Accumulated Other Comprehensive Loss are as follows:

	Sale of Calendar Club	Foreign Currency Translation	Minimum Pension and Postretirement Liability	Accumulated Other Comprehensive Loss
Balance at February 2, 2008	$—	736	(10,259)	$(9,523)
Net actuarial loss, net of tax	—	—	(2,504)	(2,504)
Amortization of net actuarial gain, net of tax	—	—	876	876
Foreign currency translation adjustments	—	(3,352)	—	(3,352)

Balance at January 31, 2009	—	(2,616)	(11,887)	(14,503)
Sale of Calendar Club (See Note 16)	2,488	—	—	2,488

Balance at May 2, 2009	2,488	(2,616)	(11,887)	(12,015)
Net actuarial loss, net of tax	—	—	(2,395)	(2,395)
Amortization of net actuarial gain, net of tax	—	—	1,249	1,249
Prior service credit	—	—	(51)	(51)

Balance at May 1, 2010	2,488	(2,616)	(13,084)	(13,212)
Net actuarial loss, net of tax	—	—	249	249
Amortization of net actuarial gain, net of tax	—	—	1,287	1,287
Prior service credit	—	—	46	46

Balance at April 30, 2011	$2,488	(2,616)	(11,502)	$(11,630)